INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The following table summarizes the movement in the net book value of intangible assets for the years ended December 31:

Net book value	Telecommuni-cation licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Goodwill	Total

As of January 1, 2021	921	301	117	116	15	2,682	4,152

Additions	482	184	—	1	29	14	710
Disposals	(1)	(1)	—	—	1	(51)	(52)
Amortization charge for the year	(162)	(135)	8	(15)	(4)	—	(308)
Reclassification as held for sale	(34)	(9)	(73)	—	—	(1,034)	(1,150)
Impairment	(4)	(1)	—	—	—	—	(5)
Transfer	40	11	(39)	—	(6)	(7)	(1)
Translation adjustment	(40)	—	1	(2)	1	(62)	(102)

As of December 31, 2021	1,202	350	14	100	36	1,542	3,244

Additions	526	74	1	2	19	10	632
Disposals	(5)	(2)	—	—	—	—	(7)
Amortization charge for the year	(139)	(71)	(3)	(8)	—	—	(221)
Reclassification as held for sale	(84)	(150)	(2)	(22)	(35)	(1,084)	(1,377)
Impairment reversal	75	2	—	—	—	—	77
Transfer	—	3	—	—	(3)	—	—
Translation adjustment	(241)	(37)	(3)	(18)	(15)	(74)	(388)

As of December 31, 2022	1,334	169	7	54	2	394	1,960
Cost	2,188	615	187	321	12	1,391	4,714
Accumulated amortization and impairment	(854)	(446)	(180)	(267)	(10)	(997)	(2,754)

During 2022, there were no material changes in estimates related to intangible assets other than the reversal of impairment described in Note 11 of US$(77) (2021: US$5).
During 2022, VEON acquired intangible assets in the amount of US$266 (2021: US$171), which were not yet paid for as of year-end.
Additions for 2021 include capitalization of ex-Warid license in Pakistan amounting to US$384, please refer to Note 9 for further information.
GOODWILL
During the year, the movement in goodwill for the Group, per CGU, consisted of the following:

CGU*	December 31, 2022	Translation adjustment	Addition	Reclassification as held for sale	December 31, 2021

Russia	—	—	—	(1,084)	1,084
Pakistan	223	(64)	—	—	287
Kazakhstan	127	(9)	—	—	136
Ukraine	10	—	10	—	—
Uzbekistan	34	(1)	—	—	35

Total	394	(74)	10	(1,084)	1,542
* There is no goodwill allocated to the CGUs of Bangladesh, or Kyrgyzstan.

CGU*	December 31, 2021	Translation adjustment	Addition	Reclassification as held for sale	Disposal	Other	December 31, 2020

Russia**	1,084	(10)	14	—	(51)	—	1,131
Algeria	—	(19)	—	(1,034)	—	—	1,053
Pakistan	287	(30)	—	—	—	(7)	324
Kazakhstan	136	(4)	—	—	—	—	140
Uzbekistan	35	1	—	—	—	—	34

Total	1,542	(62)	14	(1,034)	(51)	(7)	2,682
* There is no goodwill allocated to the CGUs of Ukraine, Bangladesh, or Kyrgyzstan
** In 2021, VEON acquired a majority stake in OTM, a technology platform for the automation and planning of online advertising and IBS DataFort, a cloud IT infrastructure provider in Russia.
COMMITMENTS
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2022	2021

Less than 1 year	13	58

Total commitments	13	58

ACCOUNTING POLICIES
Intangible assets acquired separately are carried at cost less accumulated amortization and impairment losses.
Intangible assets with a finite useful life are generally amortized with the straight-line method over the estimated useful life of the intangible asset. The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3 - 20 years
Software	3 - 10 years
Brands and trademarks	3 - 15 years
Customer relationships	10 - 21 years
Other intangible assets	4 - 10 years
Goodwill is recognized for the future economic benefits arising from net assets acquired that are not individually identified and separately recognized. Goodwill is not amortized but is tested for impairment annually and as necessary when circumstances indicate that the carrying value may be impaired, see Note 11 for further details.
SOURCE OF ESTIMATION UNCERTAINTY
Refer also to Note 12 for further details regarding source of estimation uncertainty.
Depreciation and amortization of non-current assets
Estimates in the evaluation of useful lives for intangible assets include, but are not limited to, the estimated average customer relationship based on Churn, the remaining license or concession period and the expected developments in technology and markets.
The actual economic lives of intangible assets may be different than estimated useful lives, thereby resulting in a different carrying value of intangible assets with finite lives. We continue to evaluate the amortization period for intangible assets with finite lives to determine whether events or circumstances warrant revised amortization periods. A change in estimated useful lives is a change in accounting estimate, and depreciation and amortization charges are adjusted prospectively.